Cover	12 Months Ended
Nov. 30, 2025
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	McCORMICK & COMPANY, INCORPORATED
Entity Central Index Key	0000063754